CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income (loss)	$ 29,973	$ (5,429)	$ (88,275)
Less: Income (loss) from discontinued operations, net of tax	30,762	(2,594)	(39,129)
Loss from continuing operations	(789)	(2,835)	(49,146)
Adjustments to reconcile loss from continuing operations to net cash provided by operating activities:
Depreciation	3,660	3,479	3,668
Stock-based compensation	4,630	6,821	8,062
Provision for doubtful accounts receivable	2	4	27
Deferred taxes, net	1,407	(1,510)	41,001
Tax benefits (shortfalls) from equity awards		(71)	1,372
Excess tax benefits from equity awards		(33)	(1,108)
Other, net	497	1,134	525
Changes in operating assets and liabilities, net of discontinued operations:
Accounts receivable, net	406	1,461	(1,860)
Inventories, net	388	928	(2,222)
Other assets	(1,775)	3,883	1,725
Accounts payable and accrued liabilities	(3,466)	(317)	2,894
Deferred revenue	(679)	(243)	(629)
Other liabilities	(154)	(947)	456
Net cash provided by operating activities from continuing operations	4,127	11,754	4,765
Cash flows from investing activities:
Purchases of property and equipment	(1,224)	(4,724)	(2,976)
Proceeds from sales of assets, net		30	67
Net cash used for investing activities from continuing operations	(1,224)	(4,694)	(2,909)
Cash flows from financing activities:
Proceeds from exercises of stock options	1,699		5,124
Proceeds from employee stock purchase plans	1,308	1,397	2,997
Repurchases of common stock	(1,695)	(2,796)	(4,290)
Dividends and dividend equivalents paid on outstanding shares and restricted stock units			(30,982)
Excess tax benefits from equity awards		33	1,108
Net cash provided by (used for) financing activities from continuing operations	1,312	(1,366)	(26,043)
Effect of foreign currency exchange rate changes on cash and cash equivalents	(1,421)	(1,922)	(290)
Net cash provided by (used for) discontinued operations:
Operating activities	1,672	14,754	32,081
Investing activities	21,572	(8,048)	(18,785)
Financing activities		4	(33,457)
Effect of a change in cash and cash equivalents of discontinued operations	(2,674)	3,440	44,784
Net cash from discontinued operations	20,570	10,150	24,623
Change in cash and cash equivalents	23,364	13,922	146
Cash and cash equivalents, beginning of period	67,470	53,548	53,402
Cash and cash equivalents, end of period	$ 90,834	$ 67,470	$ 53,548